Subsequent Events	12 Months Ended
Dec. 31, 2019
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Disclosure of subsequent explanatory
41	SUBSEQUENT EVENTS
Since the outbreak of Novel Coronavirus (“COVID-19”) pneumonia in the beginning of 2020, the Group has completely implemented the arrangement of the prevention and control policies of “COVID-19” required by the government. While taking comprehensive measures that effectively curbed the spread of the disease, the Group took full advantage of its supporting and safeguarding function provided by the insurance business in response to the pandemic and played an active role in coping with the potential hazardous impact on business operations that could be brought by “COVID-19”.
“COVID-19” made a major impact on general economic operation. At present, domestic situation of the containment of the pandemic is making continuous progress. With the premise that prevention and control measures have become normalized, the order of life and production is being restored at an increasing pace and the economic and social orders tend to stabilize. However, the “COVID-19” outbreak has further spread globally. If a global economy recession continues, the impact of the pandemic on domestic economy needs to be further evaluated and the volatility in the capital market might continue for a longer time. As of the issue date of these consolidated financial statements, the pandemic and the execution of containment policies towards it have brought certain challenges to the Group’s development of insurance business. Meanwhile, the stability of the investment portfolio as well as the investment income was also affected to some degree. The Group has taken various measures to actively respond and ensure the orderly operation of business. However, the long-term business and related financial impact of “COVID-19” on the Group cannot be reasonably estimated at this time.
The Group will continue to closely focus on both global and domestic situation of “COVID-19”, concerning its prevention and control, and cope with the related impacts on the Company actively.